UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22507

Leeward Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: June 30

Date of reporting period: June 30, 2018

Item 1. REPORTS TO STOCKHOLDERS.

Annual Report 2018
As of June 30, 2018

Ultra Short Prime Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Ultra Short Prime Fund (the "Fund"). The Fund's shares are not deposits or obligations of, or  guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Ultra Short Prime Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863. The prospectus should be read carefully before investing.

For More Information on the Ultra Short Prime Fund:

       See Our Web site @ govpartnersfunds.com
          or
       Call Our Shareholder Services Group at 800-773-3863.

Dear Shareholders of the Fund:
From September 2017, when Western Asset Management took over as investment adviser to the Fund, to June 2018, the portfolio of the Ultra Short Prime Fund (the "Fund") consisted of investments in government agencies, corporate bonds, discount notes, commercial paper, and CDs which meets the requirements under the prospectus guidelines

The Fund outperformed the FTSE 3-month Treasury Bill Index with a total return of 0.91% for the last six months, and over performed the Index slightly by 0.01% in the one-month period and 0.07% in the three month periods, and by 0.15% since Western Asset Management took over as investment adviser to the Fund in September 2017.

The Fund slightly underperformed the Bank of America Merrill Lynch 6-month Treasury Bill Index for the one year period ended June 30, 2018 with a total return of 1.37% versus the Index return of 1.40%.

Market Review:
U.S. Department of Commerce reported that U.S. gross domestic product ("GDP") growth was 1.2% during the first quarter of 2017. Second and third quarter 2017 GDP growth then accelerated to 3.1% and 3.2%, respectively. The U.S. Department of Commerce's final reading for fourth quarter 2017 GDP growth was 2.9%. The deceleration in growth reflected a downturn in private inventory investment, which was partially offset by accelerations in personal consumption expenditures ("PCE"), exports, state and local government spending, nonresidential fixed investment and federal government spending, and an upturn in residential fixed investment.
Job growth in the U.S. was solid overall and supported the economy. For the period ended on December 31, 2017, the unemployment rate was 4.1%, as reported by the U.S. Department of Labor. This equaled the lowest unemployment rate since December 2000.The percentage of longer-term unemployed declined during the reporting period. In December 2017, 22.9% of Americans looking for a job had been out of work for more than six months, versus 24.4% when the period began.

The solid pace of US economic growth continued in the first half of 2018, aided by the passing of tax reform legislation.  2Q18 GDP was tracking close to 4%.  Inflation has continued to firm and most measures, including the core personal consumption expenditures (PCE), the Federal Reserve's (Fed's) preferred gauge, are at or above their 2% target.  The Fed, as expected, raised the Fed funds rate by 25 basis points to a range of 1.75%-2.00% in March and June and indicated it is likely to raise rates two more times this year for a total of four rate hikes in 2018.  Moderating global growth, geopolitical risks and trade concerns represent potential headwinds for the US economy.
LIBOR rates moved higher in first quarter of 2018 as the Fed continued to raise its targeted overnight rate, providing an attractive yield with limited duration risk for the Fund.  Short duration spreads widened in response to the recent increase in market volatility, but remain narrow based on historical valuations.  Changes on the FOMC (Federal Open Market Committee) created some uncertainly over the longer-term direction of Fed policy, but near-term policy will be consistent with the Janet Yellen-led Fed.  The rise in short-term rates and bear flattening of the yield curve in the second quarter have created strong demand for short duration securities.  Money market yields remained attractive relative to other short duration assets.  Front-end spreads have widened in response to the recent increase in market volatility creating attractive buying opportunities for the Fund.  Front-end Treasuries should underperform other short duration alternatives as net new Treasury issuance increases sharply in 2018.

Kevin Kennedy
 Head of Liquidity
Western Asset Management
(RCUSP0818001)

Ultra Short Prime Fund

Performance Update
(Unaudited)

For the period from November 16, 2016 (Commencement of Operations) through June 30, 2018

Comparison of the Change in Value of a $10,000 Investment

This graph assumes an initial investment of $10,000 on November 16, 2016 (Date of Initial Public Investment). All dividends and distributions, if any, are reinvested. This graph depicts the performance of the Ultra Short Prime Fund and the Bank of America Merrill Lynch 6-month Treasury Bill Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged.  The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Net
As of	One	Since	Inception	Expense
June 30, 2018	Year	Inception	Date	Ratio*
Ultra Short Prime Fund	1.37%	1.11%	11/16/16	0.166%
Bank of America Merrill Lynch 6-month
Treasury Bill Index	1.40%	1.15%	N/A	N/A

* The net expense ratio shown is from the Fund's most recent Financial Highlights.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions, if any.

Ultra Short Prime Fund

Schedule of Investments

As of June 30, 2018
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CERTIFICATES OF DEPOSIT - 34.11%
Barclays Bank of NY	$250,000	1.990%	8/1/2018	$250,168
Citibank, N.A.	500,000	1.870%	7/16/2018	500,623
Nordea Bank AB	500,000	1.910%	7/27/2018	500,334
Royal Bank of Canada	500,000	2.222%	7/11/2018	500,000

Total Certificates of Deposit (Cost $1,751,125)				1,751,125

COMMERCIAL PAPER - 62.67%
Australia and New Zealand Banking Corp.	250,000	2.175%	9/5/2018	249,965
Credit Suisse First Boston	500,000	0.000%	7/12/2018	499,713
NRW Bank	480,000	0.000%	7/30/2018	479,169
Oversea Chinese Banking Corp. Ltd.	500,000	0.000%	7/11/2018	499,722
Skandinaviska Enskilda Banken A	490,000	0.000%	7/18/2018	489,544
Swedish Export Credit Corp.	500,000	0.000%	8/1/2018	499,165
United Overseas Bank Corp.	500,000	0.000%	7/2/2018	499,973

Total Commerical Paper (Cost $3,217,251)				3,217,251

FEDERAL AGENCY OBLIGATIONS - 3.23%
Federal Home Loan Bank Discount Note	166,000	0.000%	7/2/2018	165,992

Total Federal Agency Obligations (Cost $165,992)				165,992

Total Value of Investments (Cost $5,134,368) - 100.01%				$5,134,368

Liabilities in Excess of Other Assets - (0.01)%				(362)

Net Assets - 100%				$5,134,006

Summary of Investments
		% of Net
		Assets	Value
Certificates of Deposit		34.11%	$1,751,125
Commercial Paper		62.67%	3,217,251
Federal Agency Obligations		3.23%	165,992
Liabilities in Excess of Other Assets		-0.01%	(362)
Total Net Assets		100.00%	$5,134,006

See Notes to Financial Statements

Ultra Short Prime Fund

Statement of Assets and Liabilities

As of June 30, 2018

Assets:
Investments, at value (cost $5,134,368)	$5,134,368
Receivables:
Due from Administrator	24,824
Interest	11,740
Prepaid expenses:
Compliance fees	3,892

Total assets	5,174,824

Liabilities:
Due to custodian	282
Payables:
Distributions	24,049
Accrued expenses:
Professional fees	14,700
Administration fees	1,787

Total liabilities	40,818

Total Net Assets	$5,134,006

Net Assets Consist of:
Paid in Capital	$5,133,258
Undistributed net investment income	333
Accumulated net realized gain on investments	415
Net unrealized appreciation on investment transactions	-

Total Net Assets	$5,134,006
Shares Outstanding, no par value (unlimited authorized shares)	5,133,258
Net Asset Value, Offering Price, and Redemption Price Per Share	$1.00

See Notes to Financial Statements

Ultra Short Prime Fund

Statement of Operations

For the fiscal year ended June 30, 2018

Investment Income:
Interest	$362,197

Total Investment Income	362,197

Expenses:
Professional fees	34,396
Administration fees (note 2)	23,999
Advisory fees (note 2)	21,869
Fund accounting fees (note 2)	19,994
Compliance fees (note 2)	17,001
Trustee fees and meeting expenses	10,000
Other operating expenses	5,000
Insurance fees	2,805
Transfer agent fees (note 2)	2,037
Custody fees (note 2)	1,883
Registration and filing expenses	1,493
Shareholder fulfillment expenses	1,270
Security pricing fees	147

Total Expenses	141,894

Expenses waived and reimbursed by the Advisor and Administrator (note 2)	(101,801)

Net Expenses	40,093

Net Investment Income	322,104

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	410
Net change in unrealized appreciation on investments	7,155

Net Realized and Unrealized Gain on Investments	7,565

Net Increase in Net Assets Resulting from Operations	$329,669

See Notes to Financial Statements

Ultra Short Prime Fund

Statement of Changes in Net Assets

For the fiscal year or period ended June 30,	2018	2017 (a)

Operations:
Net investment income	$322,104	$121,155
Net realized gain from investment transactions	410	333
Capital gain distributions from underlying funds	-	5
Net change in unrealized appreciation (depreciation) on investments	7,155	(7,155)

Net Increase in Net Assets Resulting from Operations	329,669	114,338

Distributions to Shareholders From:
Net investment income	(322,104)	(121,155)

Decrease from Distributions to Shareholders	(322,104)	(121,155)

Beneficial Interest Transactions:
Shares sold	10,000,000	109,500,010
Reinvested dividends and distributions	270,232	90,201
Shares repurchased	(40,727,175)	(74,000,010)

Increase (Decrease) from Beneficial Interest Transactions	(30,456,943)	35,590,201

Net Increase in Net Assets	(30,449,378)	35,583,384

Net Assets:
Beginning of period	35,583,384	-
End of period	$5,134,006	$35,583,384

Undistributed Income	$748	$338

Share Information:
Shares Sold	10,000,000	109,500,010
Reinvested dividends and distributions	270,232	90,201
Shares Repurchased	(40,727,175)	(74,000,010)
Net Increase (Decrease) in Shares of Beneficial Interest	(30,456,943)	35,590,201

(a) For the period from November 16, 2016 (Commencement of Operations) through June 30, 2017.

See Notes to Financial Statements

Ultra Short Prime Fund

Financial Highlights

For a share outstanding during the
fiscal period or year ended June 30,	2018		2017	(e)

Net Asset Value, Beginning of Period	$1.00		1.00

Income from Investment Operations
Net investment income	0.01		0.00	(d)
Net realized and unrealized gain on investments	0.00	(d)	0.00	(d)

Total from Investment Operations	0.01		0.00

Distributions to Shareholders
From net investment income	(0.01)		(0.00)	(d)

Total from Distributions to Shareholders	(0.01)		(0.00)

Net Asset Value, End of Period	$1.00		1.00

Total Return	1.37%	(b)	0.43%	(b)

Net Assets, End of Period (in thousands)	$5,134		35,583

Ratios of:
Gross Expenses to Average Net Assets (c)	0.586%	(a)	0.526%	(a)
Net Expenses to Average Net Assets	0.166%	(a)	0.164%	(a)
Net Investment Income to Average Net Assets	1.330%	(a)	0.719%	(a)

Portfolio turnover rate	68.69%	(b)	3.91%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any aivers (net expense ratio).
(d) Less than $0.01 per share.
(e)	For the period from November 16, 2016 (Commencement of Operations) through June 30, 2017.

See Notes to Financial Statements

Ultra Short Prime Fund

Notes to Financial Statements

As of June 30, 2018

1.      Organization and Significant Accounting Policies

The Ultra Short Prime Fund (the "Fund") is a series of the Leeward Investment Trust (the "Trust"). The Trust was organized as a Delaware statutory trust on July 30, 2010.  The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The Fund commenced operations on November 16, 2016. The investment objective of the Fund is to provide capital preservation, a high degree of liquidity, and a high level of current income.  The Fund seeks to achieve its investment objective by investing in a diversified group of high quality fixed income instruments and other short-term obligations denominated in U.S. dollars, including but not limited to certificates of deposit, banker's acceptances, commercial paper, corporate bonds or notes, municipal securities, supranational securities, and repurchase agreements.  Western Asset Management Company ("WAMCo") (the "Advisor") will target investing in securities with remaining maturities of 397 days or less.  During certain economic conditions, the Advisor may invest up to 10% of the Fund's net assets in securities with maturities in excess of 397 days.  Under normal circumstances, the Advisor will target investing in fixed income securities rated "A" or "A-1" or better, or its equivalent, by one or more nationally recognized securities ratings organizations (S&P, Moody's, Fitch, each, and "NRSRO").  During certain economic conditions, the Advisor may invest up to 10% of the Fund's net assets in lower rated securities, but under no circumstances will the Fund invest in below investment grade securities.
Shares in the Fund are issued solely in private placement transactions that do not involve any "public offering" within the meaning of the Securities Act of 1933.  All investments in the Fund are made without a sales load.  Investment in the Fund may only be made by a state, its political subdivisions, or any agency or instrumentality of a state or its political subdivisions; other investment companies; or certain other entities which are "accredited investors," as that term is defined under the Securities Act of 1933.
The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946 "Financial Services – Investment Companies," and Financial Accounting Standards Update ("ASU") 2013-08.

Investment Valuation
The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the "Board" or the "Trustees").  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

With respect to a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Equity securities, debt securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities and debt securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

(Continued)

Ultra Short Prime Fund

Notes to Financial Statements

As of June 30, 2018

Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of June 30, 2018 for the Fund's assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Certificates of Deposit	$1,751,125	$-	$1,751,125	$-
Commercial Paper	3,217,251	-	3,217,251	-
Federal Agency Obligations	165,992	-	165,992	-
Total Assets	$5,134,368	$-	$5,134,368	$-

(a)
The Fund had no transfers into or out of Level 1, 2, or 3 during the fiscal year ended June 30, 2018.  The Fund did not hold any Level 3 securities during the year.  The Fund recognizes transfers at the end of each reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expenses are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income, if any, annually.  The Fund generally declares and distributes capital gains, if any, annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

(Continued)

Ultra Short Prime Fund

Notes to Financial Statements

As of June 30, 2018

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.      Transactions with Related Parties and Service Providers

Advisor

The Fund pays a monthly fee to the Advisor calculated at the annual rate of 0.09% of the Fund's average daily net assets on the first $500 million and 0.08% of the Fund's average daily net assets for assets over $500 million.

For the period from July 1, 2017 through September 18, 2017, Chandler Asset Management, Inc. served as the advisor to the Fund.  During this period, $6,192 in advisory fees were earned by Chandler Asset Management, Inc., all of which were waived by Chandler Asset Management, Inc.

For the period from September 19, 2017 through June 30, 2018, Western Asset Management Company served as the Advisor to the Fund.  During this period, $15,677 in advisory fees were earned by the Advisor.

Administrator
The Fund pays a monthly fee to the Fund's administrator, The Nottingham Company (the "Administrator"), based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below, which is subject to a minimum of $2,000 per month.

The Administrator has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which the Administrator has agreed to waive or reduce its fees and to repay the Advisor of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 0.165% of the average daily net assets of the Fund for the current fiscal period.  The current term of the Expense Limitation Agreement remains in effect until October 1, 2018.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.   The Administrator is responsible for any amount in excess of the Expense Limitation of 0.165% of the Fund.  For the fiscal year ended June 30, 2018, the Administrator reimbursed the Fund for $95,609 in expenses exceeding the Fund's Expense Limitation.

A breakdown of fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (monthly)	Fund Accounting Fees (annual)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
All asset levels	0.03%	All asset levels	0.75%	$2,000	0.02%	$150 per state
		*Minimum monthly fees of $2,000 for Administration.

The Fund incurred $23,999 in administration fees, $19,994 in fund accounting fees, and $1,883 in custody fees for the fiscal year ended June 30, 2018.

(Continued)

Ultra Short Prime Fund

Notes to Financial Statements

As of June 30, 2018

Compliance Services
For the period from July 1, 2017 through October 19, 2017, Barge Consulting, LLC provided services as the Trust's Chief Compliance Officer.  Barge Consulting, LLC was entitled to receive customary fees from the Fund for its services pursuant to the Compliance Services agreement with the Fund during that period.

For the period from December 5, 2017 through June 30, 2018, Cipperman Compliance Services, LLC provided services as the Trust's Chief Compliance Officer (the "CCO").  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for its services pursuant to the Compliance Services agreement with the Fund.

For the period from October 20, 2017 through December 4, 2017, the Fund did not have an approved Chief Compliance Officer in place, but Cipperman Compliance Services, LLC assumed the duties and responsibilities of an active Chief Compliance Officer during that time period until the Board of Trustees approved Cipperman Compliance Services, LLC on December 5, 2017.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.  The Fund incurred $2,037 in transfer agent fees for the fiscal year ended June 30, 2018.

3.      Trustees and Officers

The Board of Trustees is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not "interested persons" of the Trust or the Advisor within the meaning of the 1940 Act (the "Independent Trustees") receive $1,250 per Fund each quarter during the year.  The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board of Trustees.

Certain officers of the Trust may also be officers of the Administrator.

4.      Purchases and Sales of Investment Securities

For the fiscal year ended June 30, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and securities sold short) were as follows:

Purchases of Securities	Proceeds from Sales of Securities (excluding Maturities)
$362,511,532	$16,179,538

There were no long-term purchases or sales of U.S Government Obligations during the fiscal year ended June 30, 2018.

5.     Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

(Continued)

Ultra Short Prime Fund

Notes to Financial Statements

As of June 30, 2018

Management has reviewed the Fund's tax positions to be taken on the federal income tax returns during the open tax years ended 2016 through 2017, and the yet to be filed June 30, 2018 return, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal year, the Fund did not incur any interest or penalties.

Distributions during the fiscal periods ended were characterized for tax purposes as follows:

	June 30, 2018	June 30, 2017
Ordinary Income	$ 322,104	$ 121,155

For the fiscal year ended June 30, 2018, the following reclassifications were made:

Undistributed Net Investment Income	$ 415
Accumulated Net Realized Gain	(415)

At June 30, 2018, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$5,134,368

Gross Unrealized Appreciation	$-
Gross Unrealized Depreciation	(-)
Net Unrealized Appreciation	$-

Undistributed Ordinary Income	748

Accumulated Earnings	$748

6.      Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.      Concentration of Risk

At various times, the Fund may have cash, cash collateral, and due from broker balances that exceed federally insured limits.  It is the opinion of management that the solvency of the financial institutions is not of a particular concern at the time.

8.      Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.

(Continued)

Ultra Short Prime Fund

Notes to Financial Statements

As of June 30, 2018

Distributions
Per share distributions during the subsequent period for record date and pay date July 31, 2018 were as follows:

July 31, 2018
Ordinary Income	$ 4,817

In July 2018, the Fund realized a sixty percent reduction in net assets due to share repurchases.

Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders,
Trustees, and
Audit Committee of
Ultra Short Prime Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Ultra Short Prime Fund (the "Fund"), including the schedule of investments, as of June 30, 2018, and the related statement of operations and related notes for fiscal year then ended and the statement of changes in net assets and financial highlights for each fiscal year and period in the two periods ended June 30, 2018 (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2018, and the results of its operations for the year then ended and its changes in net assets and the financial highlights for each fiscal year and period in the two periods ended June 30, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on Fund's financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BrookWeiner L.L.C.

We have served as the Fund's auditor since 2017.

Chicago, Illinois
August 28, 2018

Ultra Short Prime Fund

Additional Information
(Unaudited)

As of June 30, 2018

1.      Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Funds' Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC's website at sec.gov.

2.      Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.      Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's fiscal year ended June 30, 2018.

During the fiscal period, the Fund paid $322,104 in income distributions but no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.      Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 through June 30, 2018.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

Ultra Short Prime Fund

Additional Information
(Unaudited)

As of June 30, 2018

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,008.00	$0.82
	$1,000.00	$1,023.98	$0.83
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 0.165%, for the period, multiplied by 181/365 (to reflect the six month period).

5.      Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees each received aggregate compensation of $5,000 during the fiscal period ended June 30, 2018 from the Fund for their services to the Fund and Trust.

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Theo H. Pitt, Jr. Date of Birth: 04/1936	Chairman and Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001.	1
Independent Trustee of World Funds Trust for its twenty-eight series, Chesapeake Investment Trust for its one series, Starboard Investment Trust for its sixteen series and Hillman Capital Management Investment Trust for its one series (all registered investment companies).

Thomas R. Galloway Date of Birth: 10/1963	Independent Trustee	Since 3/16	Independent investor since 2012; Previously, Bank Loan Analyst at WAMCO from 2000 to 2012.	2	Independent Trustee and Chairman of Spinnaker ETF Trust for its three series; Independent Trustee for Prophecy Alpha Fund I, a closed-end interval fund (all registered investment companies).

(Continued)

Ultra Short Prime Fund

Additional Information
(Unaudited)

As of June 30, 2018

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Other Officers
Katherine M. Honey Date of Birth: 09/1973	President	Since 06/15	EVP of The Nottingham Company since 2008.	n/a	n/a
Ashley E. Harris Date of Birth: 03/1984	Treasurer and Assistant Secretary	Since 06/15	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a
Stacey Gillespie Date of Birth: 05/1974	Chief Compliance Officer	Since 10/17
Compliance Director, Cipperman Compliance Services, LLC (09/15-present). Formerly, Chief Compliance Officer of Boenning & Scattergood, Inc. (2013-2015) and Director of Investment Compliance at Boenning & Scattergood, Inc. (2007-2013).
				n/a	n/a

Ultra Short Prime Fund
is a series of
Leeward Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Chandler Asset Management, Inc.
116 South Franklin Street	6225 Lusk Boulevard
Post Office Drawer 4365	San Diego, California 92121
Rocky Mount, North Carolina 27803

Telephone:	Telephone:

800-773-3863	800-317-4747

World Wide Web @:	World Wide Web @:

ncfunds.com	chandlerasset.com

Item 2. CODE OF ETHICS.
(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer(s), Principal Financial Officer(s), and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	There have been no substantive amendments during the period covered by this report.
(c)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.
(d)(1)	A copy of the code of ethics that applies to the registrant's Principal Executive Officers and Principal Financial Officers is filed pursuant to Item 12.(a)(1) below.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.
At this time, the registrant believes that the collective knowledge and experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)
Audit Fees – Audit fees billed for the registrant for the fiscal year ended June 30, 2017 and June 30, 2018 are reflected in the table below. These amounts represent aggregate fees billed by the registrant's independent accountant, Brookweiner, L.L.C. ("Accountant"), in connection with the annual audits of the registrant's financial statements and for services normally provided by the Accountant in connection with the registrant's statutory and regulatory filings for those fiscal years.

Fund	2017	2018
Ultra Short Prime Fund	$8,400	$11,900

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal year ended June 30, 2017 and June 30, 2018 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in each of the fiscal year ended June 30, 2017 and June 30, 2018 for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below.  These services were for the completion of each fund's federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	2017	2018
Ultra Short Prime Fund	$2,000	$2,000

(d)	All Other Fees – There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the last fiscal year.

(e)(1)
The registrant's Board of Trustees pre-approved the engagement of the Accountant for the last fiscal year at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)
Aggregate non-audit fees billed by the Accountant to the registrant for services rendered for the fiscal year ended June 30, 2017 and June 30, 2018 were $2,000 and $2,000, respectively.  There were no fees billed by the Accountant for non-audit services rendered to the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.

(h)	Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
 None.

Item 11.  CONTROLS AND PROCEDURES.
(a)
The Principal Executive Officer/Principal Financial Officer has concluded that the registrant's disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END FUND MANAGEMENT INVESTMENT COMPANIES
 Not Applicable

Item 13.  EXHIBITS.
(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Leeward Investment Trust

/s/ Katherine M. Honey
Date: September 7, 2018	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: September 7, 2018	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. Harris
Date: September 7, 2018	Ashley E. Harris Treasurer and Principal Financial Officer